Interest Expense, Net - Summary of Interest Expense Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Interest expense:
Bank charges and other	₨ 598	$ 8.2	₨ 871	₨ 485
Interest Expense	8,997	123.0	8,526	5,954
Interest income:
Term and fixed deposits	554	7.7	564	932
Others	33	0.5
Interest income	587	8.2	564	932
Total	8,410	114.8	7,962	5,022
Term Loans [Member]
Interest expense:
Interest expense	₨ 8,399	$ 114.8	₨ 7,655	₨ 5,469